BORROWINGS AND FINANCING (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Opening balance	R$ 56,914,621	R$ 44,859,075
New debts	11,121,708	10,180,554
Repayment	(11,717,772)	(6,927,383)
Payments of charges	(4,267,926)	(4,052,226)
Accrued charges	4,314,121	4,230,413
Acquisition of stakes in subsidiaries	641,574
Iron ore prepayment (1)	66,717
Amortization of iron ore prepayments (1)	(66,717)
Other (2)	(4,081,779)	8,624,188
Closing balance	R$ 52,924,547	R$ 56,914,621